Restrictions to the distribution of earnings	12 Months Ended
Dec. 31, 2022
Restriction To The Distribution Of Earnings [Abstract]
Restrictions to the distribution of earnings
41. Restrictions to the distribution of earnings

a)
In accordance with the regulations of the BCRA 20% of the income for the year plus/less adjustments of prior years’ results, transfers from other comprehensive income to unappropriated retained earnings and less the accumulated loss at the end of the previous year, if any, must be allocated to the legal reserve. Consequently, the next Shareholders’ Meeting must apply 11,765,158 of Retained Earnings to increase the balance of such reserve.

b)
The mechanism to be followed by financial institutions to assess distributable balances is defined by the BCRA by means of the regulations in force on “Distribution of earnings” provided that certain situations are not verified, namely: to receive financial assistance from such entity due to illiquidity, shortfalls as regards minimum capital requirements or minimum cash requirements, to fall under the scope of the provisions of Sections 34 and 35 bis of the Financial Institutions Law (sections referred to regularization and correction plans and restructuring of the Entity), among other conditions detailed in the referred communication to be complied with. Furthermore, distribution of earnings as approved by the Entity’s Shareholders’ Meeting shall not be effective unless approved by the Superintendency of Financial and Foreign Exchange Institutions of the B.C.R.A.

In addition, no distributions of earnings shall be made with the profits resulting from the first time application of IFRS, which shall be included as a special reserve, and the balance of which as of December 31, 2022 amounted to 40,633,033.
Besides, the Entity shall verify that, once the proposed distribution of earnings is made, a capital conservation margin equivalent to 2.5% of the risk-weighted assets is kept, which is additional to the minimum capital requirement set forth by law, and shall be paid in with level 1 ordinary capital (COn1), net of deductible concepts (CDC0n1).
Furthermore, in accordance with Communication “A” 7312 of the BCRA, distribution of earnings was suspended until December 31, 2021. In accordance with the provisions of Communication “A” 7421 of the BCRA, effective from January 1 to December 31, 2022, financial institutions were able to distribute earnings for up to 20% of the amount that would have corresponded to them. As from January 1, 2022, those financial institutions that have obtained the authorization of the BCRA were able to distribute earnings in 12 equal, monthly and consecutive installments.
In accordance with the provisions of Communication “A” 7719 of the BCRA, effective from April 1 to December 31, 2023, financial institutions may distribute earnings for up to 40% of the amount that would have corresponded to them. As from April 1, 2023, those financial institutions that have obtained the authorization of the BCRA must distribute earnings in 6 equal, monthly and consecutive installments.

c)
Pursuant to the provisions of General Resolution 622 of the CNV, the Shareholders’ Meeting that considers the annual financial statements shall resolve upon the specific use of accumulated earnings of the Entity.

In compliance with the above, on May 15, 2020, the Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:

•	To allocate 6,201,640 (24,824,297 in restated values) out of unappropriated retained earnings for fiscal year 2019 to the legal reserve.

•	To allocate 24,806,560 (99,297,186 in restated values) out of unappropriated retained earnings for fiscal year 2019 to the other reserve for future distribution of earnings.

•	To allocate 2,500,000 (9,007,273 in restated amounts) to the payment of a cash dividend subject to the prior authorization of the BCRA.
On November 20, 2020, the General Extraordinary Shareholders’ Meeting was held approving the partial reversal of the other reserve for future distribution of earnings in the amount of 12,000,000 (36,696,156 in restated amounts) and considering a supplementary dividend for the same amount, in order to increase the amount of the cash dividend approved by the General Ordinary and Extraordinary Shareholders’ Meeting held on May 15, 2020, all subject to the prior authorization of the BCRA.
On April 20, 2021, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:

•
To absorb the amount of 29,431,352 (86,535,239 in restated values) of the other reserve for future distribution of earnings to apply it to the negative balance of Unappropriated Retained Earnings as of December 31, 2020.

•
To approve the partial reversal of the other reserve for future distribution of earnings in order to allocate the amount of 7,000,000 (17,507,119 in restated values) to the payment of a cash dividend subject to the prior authorization of the BCRA.

On November 3, 2021, the General Extraordinary Shareholders’ Meeting was held approving the partial reversal of the other reserve for future distribution of earnings in the amount of 6,500,000 (13,147,752 in restated amounts) and considering a supplementary dividend for the same amount, in order to increase the amount of the cash dividend approved by the General Ordinary and Extraordinary Shareholders’ Meeting held on April 20, 2021, all subject to the prior authorization of the BCRA.

On April 29, 2022, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:

•	To allocate 3,934,134 (7,663,421 in restated values) out of unappropriated retained earnings for fiscal year 2021 to the legal reserve.

•	To allocate 15,736,535 (30,653,683 in restated values) out of unappropriated retained earnings for fiscal year 2021 to the other reserve for future distribution of earnings.

•
Also, in relation to the dividends approved by the Shareholders’ Meetings of May 15, 2020, November 20, 2020, April 20, 2021 and November 3, 2021, authorization was applied for to the BCRA for the distribution of 13,165,209.

On June 7, 2022, the BCRA approved the distribution of 13,165,209 as dividends, which have been made available to shareholders.
As of December 31, 2022, the balance of 14,834,791 registered under other non-financial
liabilities corresponds to the remaining dividends payable approved by the 2020 and 2021 shareholders’ meetings.